Acquisitions and Dispositions (Scientific Management Associates) (Details) - USD ($) $ in Millions	Mar. 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 1,761	$ 1,265	$ 1,265
SMA
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13
Hold-backs to be settled and other adjustments	4
Cash consideration paid	9
Goodwill	$ 12